Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 26 — SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments.

All the Company’s operating facilities and long-live assets are in China and based on management’s assessment on the nature and characteristics of the products and service, the Company has determined that it has only one operating segment as defined by ASC 280.

The Company sold substantially all its products to the customers in the PRC and had no international sales revenue during the fiscal years ended June 30, 2025 and 2024.